GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Rosetta Genomics Ltd. ("the Company") commenced its operations on March 9, 2000. The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, Rosetta Cancer Origin Test™, Rosetta Lung Cancer Test™, and Rosetta Kidney Cancer Test™, are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, Clinical Laboratories Improvement Amendments ("CLIA") - certified lab.

b.	The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

c.	The Company incurred an accumulated deficit of approximately $122,925 since inception, and incurred recurring operating losses and negative cash flows from operating activities in each of the three years in the period ended December 31, 2014. As of December 31, 2014, the Company's total shareholders' equity amounted to $15,065.

During 2014, the Company sold through the 2013 Cantor Sales Agreement (as defined in note 9.b.8) an aggregate of 1,234,207 of its Ordinary Shares (“Ordinary Shares”), and received gross proceeds of $5,151 before deducting issuance expenses in an amount of $159. As of December 31, 2014, the Company's cash position (cash and cash equivalents and short-term bank deposits) totaled $15.6 million. Subsequent to the balance sheet date, the Company sold through the 2014 Cantor Sales Agreement an aggregate of 2,204,764 of its Ordinary Shares, and received gross proceeds of $9,829 before deducting issuance expenses of $491 (see note 12 to the Consolidated Financial Statements, titled “Subsequent Events”).

d.	Parkway Clinical Laboratories, Inc. ("Parkway"):

Parkway was a national, full-service CLIA-certified clinical laboratory service that was owned by the Company. Parkway specialized in oral drug screening in the workplace environment and genetics testing services.

On May 18, 2009, the Company sold Parkway, in a management buy-out for up to a maximum amount of $2,500, to be paid as a fixed percentage of revenues (15%) over six years and minimum price of $750. According to ASC 810, "Consolidation", the Company calculated the fair value of future consideration by using discounted estimate of future cash receipt. As a result of the transaction, the controlling interests in Parkway were transferred to the buyer, as well as all the risks. Accordingly, the Company has no future liabilities or obligation related to Parkway.

As of December 31, 2012, the Company revalued the fair value of the estimated future consideration to $359, of which $135 was recorded as current asset of discontinued operation, and $224 was recorded as long-term asset of discontinued operation.

The sale of Parkway met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the gain on the sale have been classified as discontinued operations in the Consolidated Statement of Comprehensive Loss and prior period's results have been reclassified accordingly. In addition, the comparative data of the asset has been reclassified as asset attributed to discontinued operations in the Consolidated Balance Sheets.

On April 18, 2013 the Company signed a settlement agreement with Sanra Laboratories ("Sanra") in connection with the Company's sale of Parkway to Sanra. Under the terms of the agreement, on April 20, 2013 and on May 10, 2013, Sanra and Parkway paid to the Company a total of $625.

As a result of this settlement, the Parkway asset has been removed from the Balance Sheets and the corresponding gain in the amount of $273 was recorded in the Consolidated Statements of Comprehensive Loss as income from discontinued operations.